Summary on exchange Rates Applied (Details)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Renminbi And United States Dollar 6 Point 3557 [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
HKD:USD	6.8979	6.3559
Hong Kong Dollar And United States Dollar [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
HKD:USD	7.799	7.7992
HKD:USD	7.7959	7.7727
Renminbi And United States Dollar [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
HKD:USD	6.8979	6.4525